RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2021
RECOVERABLE TAXES
Schedule of recoverable taxes

	December 31,	December 31,
	2021	2020
IRPJ/CSLL – prepayments and withheld taxes	94,323	223,754
PIS/COFINS – on acquisition of property, plant and equipment (1)	94,108	126,990
PIS/COFINS – operations	331,203	287,206
PIS/COFINS – exclusion ICMS (2)	582,433	128,115
ICMS – on acquisition of property, plant and equipment (3)	129,081	112,672
ICMS – operations (4)	1,363,453	1,393,260
Reintegra program (5)	49,265	110,121
Other taxes and contributions	50,291	24,089
Provision for loss of ICMS credits (6)	(1,064,268)	(1,164,782)
	1,629,889	1,241,425

Current	360,725	406,850
Non-current	1,269,164	834,575

1)	Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is in connection with depreciation year of the corresponding asset.
2)	The Company and its associates filed legal actions over the years to recognize the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain operations for certain periods starting from March 1992, as disclosed in Note 20.3.
3)	Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a linear basis over a four period, from the acquisition date, in accordance with the relevant regulation, ICMS Control on Property, Plant and Equipment (“CIAP”).
4)	ICMS credits accrued due to the volume of exports and credit generated in operations of entry of products: Credits are concentrated in the State of Espírito Santo, Maranhão, Mato Grosso do Sul, São Paulo and Bahia, where the Company realizes the credits through sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through consumption in its consumer goods (tissue) operations in the domestic market that are already operational in State of Maranhão.
5)	Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the exportation chain to taxpayers, to make them more competitive in foreign markets.
6)	Includes the provision for discount on sale to third parties of the accumulated ICMS credit in State of Maranhão and the provision for full loss of the low probability of realization of the units of States of Espírito Santo and Bahia due to the difficulty of its realization.

Schedule of changes in provision for loss

	ICMS	PIS/COFINS	Total
Balance as of December 31, 2019	(1,304,329)	(21,132)	(1,325,461)
Addition	(64,107)		(64,107)
Write-off	57,254	21,132	78,386
Reversal (1)	146,400		146,400
Balance as of December 31, 2020	(1,164,782)		(1,164,782)
Addition	(62,738)		(62,738)
Write-off	1,331		1,331
Reversal (1)	161,921		161,921
Balance as of December 31, 2021	(1,064,268)		(1,064,268)

1)	Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.